Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Significant accounting policies
3	Significant accounting policies

The significant accounting policies and practices are described in each corresponding explanatory note, except for those below that are related to more than one explanatory note. Accounting policies and practices have been consistently applied to the years presented in the Company´s financial statements.

3.1	Foreign currency transactions

Foreign currency transactions are initially recognized at the exchange rate of the corresponding currencies at the date the transactions qualify for recognition and, subsequently, translated into Brazilian Reais, using the spot exchange rate at the end of each reporting period. Gains or losses on changes in exchange rate variations are recognized as financial revenue or expense.

3.2	Classification of assets and liabilities as current and non-current

Assets (with the exception of deferred income tax and social contribution) that are expected to be realized or that are intended to be sold or consumed within twelve months, as of the balance sheet dates, are classified as current assets. Liabilities (with the exception of deferred income tax and social contribution) expected to be settled within twelve months from the balance sheet dates are classified as current. All other assets and liabilities (including deferred tax taxes) are classified as “non-current”.

Long-term assets and liabilities are not adjusted to present value at initial recognition as their effects are immaterial.

Deferred tax assets and liabilities are classified as “non-current”, net by legal entity, as provided for in accounting pronouncement IAS 12 - Income Taxes.

3.3	Joint Venture

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s joint venture is accounted for using the equity method.

Under the equity method, the investment in a joint venture is initially recognized at cost, see note 11.

3.4	Cash flow, interest payments

The interest payments on borrowing and lease settled by the Company are being disclosed in the financing activities in conjunction with payments on related borrowings and lease. The total interest payment as of December 31, 2024 was R$2,583 (R$1,085 as of December 31, 2023 and R$783 as of December 31, 2022) related to borrowings and R$1,060 (R$977 as of December 31, 2023 and R$772 as of December 31, 2022) related to lease.